Investments in Associates - Disclosure of Significant Investments in Associates (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Premier Gold Mines Limited | i-80 Gold
Disclosure of associates [line items]
Sale of asset, consideration received, price per share (in dollars per share) | $ / shares	$ 3.78	$ 3.09
i-80 Gold
Disclosure of associates [line items]
Ownership Interest (%)	25.30%	25.50%
Fair value | $			$ 169.9	$ 148.6
Sandbox
Disclosure of associates [line items]
Ownership Interest (%)	34.40%	0.00%